Significant Subsidiaries - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2020 subsidiary
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.68%
Proportion of voting rights held in subsidiary	50.00%	100.00%
Proportion of voting rights held by non-controlling interests	50.00%
Gain or loss on dispositions of subsidiaries	$ 0	$ 264
Loss from disposition of subsidiary		$ 356
Number of subsidiaries | subsidiary			2
Percentage of proportional beneficial interest in MFC (A) Ltd. and MFC (B) Ltd		36.75%
Fair Value Of Rights	$ 0
Merkanti Holding plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.96%